SHARE-BASED PAYMENTS - DSU Activity (Details) - Deferred Share Unit (DSU)	12 Months Ended
	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	469,835	523,470
Units granted (in shares)	81,980	79,196
Units redeemed (in shares)	(1,073)	(140,251)
Dividends paid in units (in shares)	0	7,420
Units outstanding, end of year (in shares)	550,742	469,835